                         SUPPLEMENT DATED MARCH 1, 2001
                                       TO
                          PROSPECTUS DATED MAY 1, 2000
                                      FOR
           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                          MONY LIFE INSURANCE COMPANY
                            MONY VARIABLE ACCOUNT L

Effective March 1, 2001 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

1. THE ADDITION OF AN ADDITIONAL TERM LIFE INSURANCE RIDER REVISES THE DESCRIPTION OF THE TWO DEATH BENEFIT OPTIONS ON PAGE 8 TO READ AS FOLLOWS:

   Option 1 -- The death benefit equals the greater of

        (a) the Specified Amount plus Additional Term Life Insurance, if any, or

        (b) Fund Value multiplied by a death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status.

        If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

   Option 2 -- The death benefit equals the greater of

        (a) the Specified Amount plus the Additional Term Life Insurance, if any, plus the Fund Value, or

        (b) Fund Value multiplied by a death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status.

        If you choose Option 2, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

        The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.

        You may change the death benefit option and increase and decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 28.

2. A NEW THIRD PARAGRAPH IS ADDED AT THE TOP OF PAGE 10 TO READ AS FOLLOWS:

        In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit to Age 100 Rider. See "Guaranteed Death Benefit to Age 100 Rider," page 31. If your Policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the policy. See "Grace Period and Lapse," page 39.

        You must understand that after the first three policy years, the policy can lapse even if the scheduled premiums are made unless you have made all premium payments required by the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider.

3. THE SECTION ENTITLED "RIDERS" ON PAGE 10 IS AMENDED TO READ AS FOLLOWS:

        Additional optional insurance benefits may be added to the Policy by an addendum called a rider. A charge is deducted monthly from the Fund Value for each optional benefit added to your policy.

   There are eight riders available with this policy:

        - Guaranteed Death Benefit to Age 100 Rider*

        - Additional Term Life Insurance Rider*

        - Spouse's Term Rider

        - Children's Term Insurance Rider

        - Accidental Death and Dismemberment Rider

        - Purchase Option Rider

        - Waiver of Monthly Deductions Rider

        - Term Life Term Insurance Rider

   * Available only for policies applied for on or after March 1, 2001.

4. A NEW SECOND PARAGRAPH IS ADDED TO THE SUBSECTION ENTITLED "SCHEDULED PREMIUM PAYMENTS" ON PAGE 26 TO READ AS FOLLOWS:

        You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the Money Market Subaccount.

5. THE SECOND PARAGRAPH UNDER THE SUBSECTION ENTITLED "PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY" ON PAGE 27 IS AMENDED TO READ AS FOLLOWS:

        Your Policy is guaranteed to remain in effect as long as:

           (a) the Cash Value is greater than zero; or

           (b) you have purchased the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the rider; or

           (c) during the first three Policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three Policy years the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years. If you elected the Guaranteed Death Benefit to Age 100 Rider, this provision does not apply.

6. A NEW SECTION IS ADDED ABOVE THE SECTION ENTITLED "ALLOCATION OF NET PREMIUMS" ON PAGE 27 TO READ AS FOLLOWS:

   CHOICE OF DEFINITION OF LIFE INSURANCE

        When applying for the policy, you will choose one of two tests to apply to the Policy for compliance with the Federal tax law definition of life insurance. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. The death benefit percentage applied to the Policy varies according to the definition of life insurance chosen. See "Federal Income Tax Considerations -- Definition of Life Insurance," on page
   48. If you elect the Guaranteed Death Benefit to Age 100 Rider, you do not get to choose your definition of life insurance. Electing this rider will automatically give you the Cash Value Accumulation Test definition of life insurance.

7. THE DESCRIPTION OF OPTION 1 AND OPTION 2 ON PAGE 28 IS REVISED TO READ AS
   FOLLOWS:

   Option 1 -- The death benefit equals the greater of

        (a) the Specified Amount plus Additional Term Life Insurance, if any, or

        (b) the Fund Value on the date of death multiplied by the death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 48. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

   Option 2 -- The death benefit equals the greater of

        (a) the Specified Amount plus Additional Term Life Insurance, if any, plus the Fund Value, or

        (b) the Fund Value on the date of death multiplied by the death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. The death benefit percentage is the same as that used for Option 1 and is stated in Appendix A. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

8. "EXAMPLES OF OPTIONS 1 AND 2" ON PAGES 28-29 ARE AMENDED TO READ AS FOLLOWS:

   Examples of Options 1 and 2

        The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show four policies with the same Specified Amount, but Fund Values and the Additional Term Life Insurance vary as shown. It is assumed that the insured is a male age 35, standard class, non-smoker at issue. It is also assumed that the insured is age 65 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                          Cash Value Accumulation Test

                                                  Policy 1   Policy 2   Policy 3   Policy 4
                                                  --------   --------   --------   --------
Specified Amount                                  $100,000   $100,000   $100,000   $100,000
Additional Term Life Insurance Rider              $      0   $      0   $      0   $ 75,000
Fund Value on Date of Death                       $ 35,000   $ 60,000   $ 85,000   $ 60,000
Death Benefit Percentage                             178.4%     178.4%     178.4%     178.4%
Death Benefit under Option 1                      $100,000   $107,040   $151,640   $175,000
Death Benefit under Option 2                      $135,000   $160,000   $185,000   $235,000

Option 1, Policy 1:           The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund
                              Value multiplied by the death benefit percentage
                              ($35,000 X 178.4% = $62,440).

Option 1, Policy 2 and 3:     The death benefit is equal to the Fund Value multiplied by the death benefit percentage since
                              ($60,000 X 178.4% = $107,040) for Policy 2;
                              $85,000 X 178.4% = $151,640 for Policy 3) is greater than
                              the Specified Amount ($100,000).

Option 1, Policy 4:           The Death Benefit is equals $175,000 (the sum of the
                              Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified
                              Amount plus the Additional Term Life Insurance
                              ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage
                              ($60,000 X 178.4% = $107,040).

Option 2, Policy 1, 2 and 3:  The death benefit equals the Specified Amount plus the Fund
                              Value ($100,000 + $35,000 = $135,000 for Policy 1;
                              $100,000 + $60,000 = $160,000 for Policy 2; and
                              $100,000 + $85,000 = $185,000 for Policy 3) since it is
                              greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 178.4% = $62,440 for Policy 1;
                              $60,000 X 178.4% = $107,040 for Policy 2; and
                              $85,000 X 178.4% = $151,640 for Policy 3).

Option 2, Policy 4:           The death benefit equals the Specified Amount plus the
                              Additional Term Life Insurance plus the Fund Value
                              ($100,000 + $75,000 + $60,000 = $235,000) since it is
                              greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 178.4% = $107,040).

                   Guideline Premium/Cash Value Corridor Test
                          Cash Value Accumulation Test

                                                  Policy 1   Policy 2   Policy 3   Policy 4
                                                  --------   --------   --------   --------
Specified Amount                                  $100,000   $100,000   $100,000   $100,000
Additional Term Life Insurance Rider              $      0   $      0   $      0   $ 75,000
Fund Value on Date of Death                       $ 35,000   $ 60,000   $ 85,000   $ 60,000
Death Benefit Percentage                               120%       120%       120%       120%
Death Benefit under Option 1                      $100,000   $100,000   $102,000   $175,000
Death Benefit under Option 2                      $135,000   $160,000   $185,000   $235,000

Option 1, Policy 1 and 2:     The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund
                              Value multiplied by the death benefit percentage
                              ($35,000 X 120% = $42,000 for Policy 1 and
                              $60,000 X 120% = $72,000 for Policy 2.).

Option 1, Policy 3:           The death benefit is equal to the Fund Value multiplied by the death benefit percentage since
                              ($85,000 X 120% = $102,000) is greater than the Specified
                              Amount ($100,000).

Option 1, Policy 4:           The Death Benefit equals $175,000 (the sum of the Specified
                              Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus
                              the Additional Term Life Insurance
                              ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 X 120% = $72,000).

Option 2, Policy 1, 2 and 3:  The death benefit equals the Specified Amount plus the Fund
                              Value ($100,000 + $35,000 = $135,000 for Policy 1;
                              $100,000 + $60,000 = $160,000 for Policy 2; and
                              $100,000 + $85,000 = $185,000 for Policy 3) since it is
                              greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 120% = $42,000 for Policy 1;
                              $60,000 X 120% = $72,000 for Policy 2; and
                              $85,000 X 120% = $102,000 for Policy 3).

Option 2, Policy 4:           The death benefit equals the Specified Amount plus the
                              Additional Term Life Insurance plus the Fund Value
                              ($100,000 + $75,000 + $60,000 = $235,000) since it is
                              greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 120% = $72,000).

     The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

9. THE FIFTH SENTENCE IN THE SECOND PARAGRAPH UNDER THE SUBSECTION ENTITLED "INCREASES" ON PAGE 30 IS AMENDED TO READ AS FOLLOWS:

   The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit to Age 100 Rider, if applicable, will also be adjusted.

10. A NEW SENTENCE IS ADDED TO THE LAST PARAGRAPH ON PAGE 30 UNDER THE SUBSECTION ENTITLED "DECREASES" TO READ AS FOLLOWS:

    If you have a Guaranteed Death Benefit to Age 100 Rider, it will be adjusted for the decrease in Specified Amount.

11. A NEW SECTION IS ADDED ON PAGE 31 IMMEDIATELY ABOVE THE SECTION ENTITLED "OTHER OPTIONAL INSURANCE BENEFITS" TO READ AS FOLLOWS:

    CHANGES IN ADDITIONAL TERM LIFE INSURANCE AMOUNT

        A change in the Additional Term Life Insurance amount may be made at any time after your Policy is issued. Changes will become effective on the monthly anniversary day following the approval of the request to change the Additional Term Life Insurance amount. Increases in the Additional Term Life Insurance amount will be subject to evidence of insurability and will not be permitted after the insured's age 85 (70 for qualified plans). Decreases on a Policy with the Additional Term Life Insurance Rider will be applied in the following order:

        - Against the most recent increase, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

        - Against the next most recent increases successively, regardless if it is Specified Amount increase or Additional Term Life Insurance increase

        - Against Additional Term Life Insurance provided under the original application; and

        - Against insurance provided by the Specified Amount under the original application.

12. TWO NEW SUBSECTIONS ARE ADDED UNDER THE SECTION ENTITLED "OTHER OPTIONAL INSURANCE BENEFITS ON PAGE 31 TO READ AS FOLLOWS:

    Guaranteed Death Benefit to Age 100 Rider

        The Guaranteed Death Benefit to Age 100 Rider guarantees that during the insured's lifetime, the Policy will not lapse regardless of the cash value. Provided that certain conditions are met, a minimum death benefit equal to the Specified Amount will be paid. To maintain the benefit, total premiums paid less partial surrenders (excluding any partial surrender fees) less outstanding debt must equal or exceed the cumulative required minimum monthly premium to date. This rider is not available if you elect coverage under the Guaranteed Death Benefit Rider, Term Life Term Rider and/or Additional Term Life Insurance Rider. This rider is only available for policies applied for on or after March 1, 2001.

    Additional Term Life Insurance Rider

        The Additional Term Life Insurance Rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider, unlike the Term Life Term Rider, is combined with the Specified Amount of the Policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code section 7702 (See "Definition of Life Insurance" on page 46). This rider is only available for policies applied for on or after March 1, 2001.

13. THE SIXTH SENTENCE UNDER THE SUBSECTION ENTITLED "CHILDREN'S TERM INSURANCE RIDER" ON AGE 31 IS REVISED TO READ AS FOLLOWS:

    Coverage is limited to the lesser of 1/5(th)of the initial Specified Amount plus the Term Life Term Rider plus the Additional Term Life Insurance Rider or $10,000.

14. THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "GRACE PERIOD AND LAPSE" ON PAGE 39 IS AMENDED TO READ AS FOLLOWS:

        Your Policy will remain in effect as long as

           (1) it has a Cash Value greater than zero,

           (2) you have purchased the Guaranteed Death Benefit to Age 100 Rider, and you have met all the requirements of the rider, and

           (3) you make any required additional premium payments during the 61-day Grace Period.

     Form No. 14429 SL (Supp 3/1/01)                  Registration No. 333-71417

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Form No. 14429 SL (Supp 3/1/01)                       Registration No. 333-71417